SHARE-BASED COMPENSATION - Fair Value Assumptions - Restricted Shares (Details) - Restricted shares	1 Months Ended
	Aug. 31, 2021 $ / shares	Aug. 31, 2020 $ / shares	Aug. 31, 2019 $ / shares	Aug. 31, 2021 ¥ / shares	Aug. 31, 2020 ¥ / shares	Aug. 31, 2019 ¥ / shares
Fair value assumptions
Volatility (as a percent)		59.23%	63.22%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Share price at grant date | (per share)	$ 7.45	$ 10.1475	$ 5.02375	¥ 48.2	¥ 70.5	¥ 34.6
Minimum
Fair value assumptions
Risk-free rate of return (as a percent)	0.07%	0.14%	1.67%
Volatility (as a percent)	49.271%
Expected term	1 year	1 year	1 year
Maximum
Fair value assumptions
Risk-free rate of return (as a percent)	0.33%	0.19%	1.88%
Volatility (as a percent)	50.295%
Expected term	3 years	3 years	3 years